SCHEDULE OF BANK BORROWINGS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Bank borrowings	$ 23,333	$ 17,306
Within 12 months	23,333	17,131
Over 1 year		175
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 175	431
Term of repayments	5 years
Annual interest rate	3.00%
Bills Payable [Member]
Short-Term Debt [Line Items]
Bank borrowings	$ 23,158	$ 16,875